Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	$ 56,688	$ 19,131
Intangible assets	467,359	305,369
Property, plant and equipment	7,416	7,574
Other non-current assets	1,885	1,542
Total non-current assets	533,348	333,616
Current assets
Trade and other receivables	53,908	43,185
Inventories	115,769	40,992
Cash and cash equivalents, including restricted cash	113,032	118,798
Total current assets	282,709	202,975
Total assets	816,057	536,591
Equity attributable to owners of the parent
Share capital	25,500	13,851
Share premium	318,153	51,408
Other reserves	246,303	236,488
Accumulated deficit	(233,295)	(235,605)
Total equity	356,661	66,142
Non-current liabilities
Contingent consideration and contingent value rights	81,113	148,323
Deferred tax liability	17,772	6,612
Long term loan	93,395	87,302
Convertible notes	105,788	101,086
Provisions and other liabilities	4,049	25,951
Total non-current liabilities	302,117	369,274
Current liabilities
Trade and other payables	149,734	90,236
Provisions and other liabilities	7,545	10,939
Total current liabilities	157,279	101,175
Total liabilities	459,396	470,449
Total equity and liabilities	$ 816,057	$ 536,591